Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of operating lease future minimum lease payments	The contractually required cash payments under this lease at December 31, 2015 are as follows:

2016	$393
2017	405
2018	171

Total minimum lease payments	$969